FINANCIAL INSTRUMENTS - Exposure to the Israeli CPI and foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 15,115	$ 6,471		$ 7,643		$ 23,358
Trade receivables (including long-term trade receivables)	8,540	6,792
Other receivable	1,404	1,018
Inventories	3,363	2,235
Long-term restricted deposits	386	299
Long-term prepaid expenses	90	66
Property and equipment and intangible assets	1,867	1,511
Right-of-use -ssets	2,442
Total assets	33,207	18,392
Liabilities
Short-term bank loan	5,000	5,000
Trade payables	2,028	1,517
Other accounts payable (including accrued expenses)	4,772	3,097
Provisions	273	215		183
Lease liabilities (including current maturities)	2,598		$ 1,149
Derivative instruments		442
Employee benefits	612	381
Other long-term accounts payable	1,260	1,052
Total liabilities	16,543	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	16,664	6,688		$ 1,377	$ 5,241
Currency risk | Dollars
Assets
Cash and cash equivalents	13,178	4,088
Trade receivables (including long-term trade receivables)	7,750	6,236
Other receivable	338	247
Inventories	0	0
Long-term restricted deposits	111	109
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0
Total assets	21,377	10,680
Liabilities
Short-term bank loan	5,000	5,000
Trade payables	779	714
Other accounts payable (including accrued expenses)	2,940	1,965
Provisions	0	0
Lease liabilities (including current maturities)	714
Derivative instruments		0
Employee benefits	0	0
Other long-term accounts payable	1,060	947
Total liabilities	10,493	8,626
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	10,884	2,054
Currency risk | NIS
Assets
Cash and cash equivalents	1,254	1,885
Trade receivables (including long-term trade receivables)	96	229
Other receivable	62	32
Inventories	0	0
Long-term restricted deposits	275	190
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0
Total assets	1,687	2,336
Liabilities
Short-term bank loan	0	0
Trade payables	1,215	798
Other accounts payable (including accrued expenses)	1,366	761
Provisions	0	0
Lease liabilities (including current maturities)	1,884
Derivative instruments		442
Employee benefits	0	0
Other long-term accounts payable	200	105
Total liabilities	4,665	2,106
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	(2,978)	230
Currency risk | Euro
Assets
Cash and cash equivalents	587	426
Trade receivables (including long-term trade receivables)	694	327
Other receivable	2	2
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0
Total assets	1,283	755
Liabilities
Short-term bank loan	0	0
Trade payables	34	5
Other accounts payable (including accrued expenses)	54	50
Provisions	0	0
Lease liabilities (including current maturities)	0
Derivative instruments		0
Employee benefits	0	0
Other long-term accounts payable	0	0
Total liabilities	88	55
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	1,195	700
Currency risk | Other currencies
Assets
Cash and cash equivalents	96	72
Trade receivables (including long-term trade receivables)	0	0
Other receivable	0	0
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0
Total assets	96	72
Liabilities
Short-term bank loan	0	0
Trade payables	0	0
Other accounts payable (including accrued expenses)	0	0
Provisions	0	0
Lease liabilities (including current maturities)	0
Derivative instruments		0
Employee benefits	0	0
Other long-term accounts payable	0	0
Total liabilities	0	0
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	96	72
Non-monetary items
Assets
Cash and cash equivalents	0	0
Trade receivables (including long-term trade receivables)	0	0
Other receivable	1,002	737
Inventories	3,363	2,235
Long-term restricted deposits	0	0
Long-term prepaid expenses	90	66
Property and equipment and intangible assets	1,867	1,511
Right-of-use -ssets	2,442
Total assets	8,764	4,549
Liabilities
Short-term bank loan	0	0
Trade payables	0	0
Other accounts payable (including accrued expenses)	412	321
Provisions	273	215
Lease liabilities (including current maturities)	0
Derivative instruments		0
Employee benefits	612	381
Other long-term accounts payable	0	0
Total liabilities	1,297	917
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$ 7,467	$ 3,632